Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate		¥ 7,999	¥ 2,888
Investments in affiliated companies			44,968
Cost method investments		116	128
Goodwill		2,136
Long-lived assets		3,518	9,135
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	[1]	107
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	[2]	7,999	2,888
Investments in affiliated companies	[2]		44,968
Cost method investments	[2]	116	128
Goodwill	[2]	2,136
Long-lived assets	[2]	3,411	9,135
Impairment Losses (Before Tax)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate		1,187	651
Investments in affiliated companies			51,279
Cost method investments		2,016	2,108
Goodwill		3,464
Long-lived assets		¥ 38,739	¥ 5,738

[1]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[2]	Unobservable inputs